Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities
Net loss for the year	$ (40,290)	$ (5,953)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	251	213
Share based compensation	843	601
Loss on revaluation of warrant liability	30,895	3,228
Change in severance liability	(20)	28
Change in inventory	(1,128)	19
Change in trade receivables	(661)	35
Change in other account receivables	(81)	719
Accrued interest on loansand leases	36	73
Changes in deferred taxes		16
Change in accounts payable	448	43
Change in other accounts payable	329	(25)
Cash flow from operating activities	(9,378)	(1,003)
Cash flows from investing activities
Restricted deposits	132	(192)
Intangible assets		(6)
Purchase of property, plant and equipment	(412)	(227)
Cash flow used in investing activities	(280)	(425)
Cash flows from financing activities
Issuance of shares and warrants, net	8,358	8,249
Investment in subsidiary		(1,566)
Exercise of options	742	39
Exercise of warrants	3,386	98
Lease payments	(111)	(43)
Long term deposits		30
Repayment of loans	(316)	(100)
Proceeds from receipt of loans	296	494
Cash flows from financing activities	12,355	7,201
Increase (decrease) in cash and cash equivalents	2,697	5,773
Effect of changes in foreign exchange rates	376	(738)
Cash at beginning of year	5,397	362
Cash at end of year	8,470	5,397
Interest paid during the period	34	12
Reclassification of warrant liability to warrant reserve	$ 43,964